Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) item
Summary of significant accounting policies
Number of business models | item	2				2
Remaining unsatisfied performance obligations	¥ 287,607,599		¥ 224,461,482	¥ 113,840,873	$ 40,508,683
Total net revenue	4,814,884,030	$ 678,162,231	3,562,950,115	3,626,465,105
Loan facilitation service
Summary of significant accounting policies
Total net revenue	2,740,974,233	386,058,146	2,044,343,554	2,545,592,949
Post-origination Service [Member]
Summary of significant accounting policies
Total net revenue	596,581,987	84,026,815	372,450,606	315,590,118
Financial Service [Member]
Summary of significant accounting policies
Total net revenue	1,137,336,454	160,190,489	966,277,466	671,901,495
Guarantees [Member]
Summary of significant accounting policies
Total net revenue	24,496,658	3,450,282
Service Other [Member]
Summary of significant accounting policies
Total net revenue	315,494,698	44,436,499	179,878,489	93,380,543
Xiaoying Credit Loan [Member]
Summary of significant accounting policies
Contract assets	1,213,730,769		1,092,602,618		$ 170,950,403
Total net revenue	4,526,228,336	637,505,927	3,396,621,150	3,533,853,413
Xiaoying Credit Loan [Member] | Loan facilitation service
Summary of significant accounting policies
Total net revenue	2,740,974,233	386,058,146	2,044,343,554	2,545,592,949
Xiaoying Credit Loan [Member] | Post-origination Service [Member]
Summary of significant accounting policies
Total net revenue	596,581,987	84,026,815	372,015,426	312,373,187
Xiaoying Credit Loan [Member] | Financial Service [Member]
Summary of significant accounting policies
Total net revenue	1,133,314,422	159,623,998	959,446,184	644,009,587
Xiaoying Credit Loan [Member] | Guarantees [Member]
Summary of significant accounting policies
Total net revenue	24,496,658	3,450,282
Xiaoying Credit Loan [Member] | Service Other [Member]
Summary of significant accounting policies
Total net revenue	30,861,036	4,346,686	20,815,986	31,877,690
Xiaoying Revolving Loan [Member]
Summary of significant accounting policies
Total net revenue	1,601,289	225,537	437,995	31,646,150
Xiaoying Revolving Loan [Member] | Post-origination Service [Member]
Summary of significant accounting policies
Total net revenue			435,180	3,216,931
Xiaoying Revolving Loan [Member] | Financial Service [Member]
Summary of significant accounting policies
Total net revenue			2,815	27,891,908
Xiaoying Revolving Loan [Member] | Service Other [Member]
Summary of significant accounting policies
Total net revenue	1,601,289	225,537		537,311
Other loans
Summary of significant accounting policies
Total net revenue	4,022,032	566,491	7,036,431	130,768
Other loans | Financial Service [Member]
Summary of significant accounting policies
Total net revenue	4,022,032	566,491	6,828,467
Other loans | Service Other [Member]
Summary of significant accounting policies
Total net revenue			207,964	130,768
Other service
Summary of significant accounting policies
Total net revenue	283,032,373	39,864,276	158,854,539	60,834,774
Other service | Service Other [Member]
Summary of significant accounting policies
Total net revenue	¥ 283,032,373	$ 39,864,276	¥ 158,854,539	¥ 60,834,774